Acquisition costs and other expenditure - Key management remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management remuneration
Salaries and short-term benefits	$ 29.3	$ 20.0	$ 25.2
Post-employment benefits	1.4	1.2	1.5
Share-based payments	14.0	14.6	13.1
Payments on separation	23.5
Total key management remuneration	68.2	35.8	39.8
Share-based payments in accordance with IFRS 2	7.5	10.7	8.4
Deferred share awards	$ 6.5	$ 3.9	$ 4.8